UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

(CB CORE EQUITY FUND LOGO)
CB CORE EQUITY FUND
SEMI-ANNUAL REPORT                                                APRIL 30, 2008

                                        INVESTMENT ADVISER:
                                        CB INVESTMENT MANAGERS, LLC

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2008

                               TABLE OF CONTENTS

Schedule of Investments....................................................    1
Statement of Assets & Liabilities..........................................    4
Statement of Operations....................................................    5
Statement of Changes in Net Assets.........................................    6
Financial Highlights.......................................................    7
Notes to Financial Statements..............................................    8
Disclosure of Fund Expenses................................................   14
Approval of Investment Advisory Agreement..................................   16
Notice to Shareholders.....................................................   19
Shareholder Voting Results.................................................   20

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 800-637-6884; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Information Technology       17.1%
Financials                   15.6%
Industrials                  15.6%
Energy                       13.4%
Health Care                  12.2%
Consumer Discretionary        9.7%
Utilities                     4.8%
Consumer Staples              4.6%
Materials                     3.9%
Short-Term Investment         2.0%
Telecommunication Services    1.1%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.0%

                                  SHARES     VALUE
                                  ------   ----------
CONSUMER DISCRETIONARY -- 9.7%
   Harley Davidson.............   23,000   $  879,750
   Lowe's......................   35,640      897,772
   Nike, Cl B..................   21,600    1,442,880
   Target......................   17,304      919,361
                                           ----------
                                            4,139,763
                                           ----------
CONSUMER STAPLES -- 4.6%
   PepsiCo.....................   17,642    1,209,006
   Procter & Gamble............   11,087      743,383
                                           ----------
                                            1,952,389
                                           ----------
ENERGY -- 13.4%
   Chevron.....................   8,194       787,853
   ConocoPhillips..............   15,378    1,324,815
   Noble Energy................   22,495    1,957,065
   Weatherford International*..   20,000    1,613,400
                                           ----------
                                            5,683,133
                                           ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
FINANCIALS -- 15.6%
   American Express ....................................    16,993   $   816,004
   Bank of America .....................................    15,950       598,763
   Capital One Financial ...............................    11,245       595,985
   Citigroup ...........................................    24,983       631,320
   Franklin Resources ..................................    11,201     1,065,775
   Goldman Sachs Group .................................     4,710       901,353
   MetLife .............................................    20,800     1,265,680
   Wells Fargo .........................................    25,440       756,840
                                                                     -----------
                                                                       6,631,720
                                                                     -----------
HEALTH CARE -- 12.2%
   Abbott Laboratories .................................    16,340       861,935
   Genzyme* ............................................    20,000     1,407,000
   Medco Health Solutions* .............................    22,000     1,089,880
   Schering-Plough .....................................    27,275       502,133
   Stryker .............................................    20,544     1,331,867
                                                                     -----------
                                                                       5,192,815
                                                                     -----------
INDUSTRIALS -- 15.7%
   Aecom Technology* ...................................    40,000     1,098,400
   Burlington Northern Santa Fe ........................     6,596       676,420
   Cummins .............................................    17,580     1,101,387
   General Electric ....................................    29,903       977,828
   L-3 Communications Holdings, Cl 3 ...................     8,764       976,748
   Lockheed Martin .....................................     9,675     1,025,937
   Parker Hannifin .....................................    10,000       798,500
                                                                     -----------
                                                                       6,655,220
                                                                     -----------
INFORMATION TECHNOLOGY -- 17.1%
   Accenture, Cl A .....................................    38,500     1,445,675
   Activision* .........................................    25,000       676,250
   Apple* ..............................................     7,570     1,316,802
   Corning .............................................    44,440     1,186,992
   Microsoft ...........................................    19,223       548,240
   Oracle* .............................................    52,600     1,096,710
   Qualcomm ............................................    22,985       992,722
                                                                     -----------
                                                                       7,263,391
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
MATERIALS -- 3.9%
   Nucor ...............................................     9,280   $   700,640
   Praxair .............................................    10,680       975,191
                                                                     -----------
                                                                       1,675,831
                                                                     -----------
TELECOMMUNICATION SERVICES -- 1.1%
   AT&T ................................................    12,000       464,520
                                                                     -----------
UTILITIES -- 4.7%
   Exelon ..............................................    12,800     1,094,144
   PPL .................................................    19,195       921,744
                                                                     -----------
                                                                       2,015,888
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $33,298,815) ...............................
                                                                      41,674,670
                                                                     -----------
SHORT-TERM INVESTMENT -- 2.1%
   HighMark Diversified Money Market Fund, 2.560% (A)
      (Cost $871,038) ..................................   871,038       871,038
                                                                     -----------
   TOTAL INVESTMENTS -- 100.1%
      (Cost $ 34,169,853) ..............................             $42,545,708
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $42,507,989.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments at Value (Cost $34,169,853) ..........................   $42,545,708
Dividends Receivable..............................................        30,535
Prepaid Expenses .................................................           891
                                                                     -----------
   TOTAL ASSETS ..................................................    42,577,134
                                                                     -----------
LIABILITIES:
Payable due to Investment Adviser ................................        23,971
Payable due to Administrator .....................................         8,219
Chief Compliance Officer Fees Payable ............................         5,176
Payable due to Trustees ..........................................         2,153
Other Accrued Expenses ...........................................        29,626
                                                                     -----------
   TOTAL LIABILITIES .............................................        69,145
                                                                     -----------
NET ASSETS .......................................................   $42,507,989
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in Capital ..................................................   $33,180,554
Distributions in Excess Net Investment Income ....................        (9,335)
Accumulated Net Realized Gain on Investments .....................       960,915
Net Unrealized Appreciation on Investments .......................     8,375,855
                                                                     -----------
NET ASSETS .......................................................   $42,507,989
                                                                     ===========
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) .....................     3,458,381
                                                                     -----------
NET ASSET VALUE, Offering and Redemption Price Per Share .........   $     12.29
                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends.........................................................   $   339,763
                                                                     -----------
EXPENSES
Investment Advisory Fees .........................................       172,774
Administration Fees...............................................        49,176
Chief Compliance Officer Fees.....................................         5,637
Trustees' Fees....................................................         3,759
Transfer Agent Fees ..............................................        19,373
Printing Fees ....................................................        14,742
Professional Fees ................................................        14,233
Custodian Fees....................................................         2,966
Registration and Filing Fees .....................................         1,165
Insurance and Other Fees .........................................         5,273
                                                                     -----------
   TOTAL EXPENSES.................................................       289,098
Less: Investment Advisory Fee Waiver..............................       (86,077)
                                                                     -----------
NET EXPENSES .....................................................       203,021
                                                                     -----------
NET INVESTMENT INCOME ............................................       136,742
                                                                     -----------
NET REALIZED GAIN ON INVESTMENTS..................................       961,213
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS ...................................................    (4,290,828)
                                                                     -----------
NET LOSS ON INVESTMENTS ..........................................    (3,329,615)
                                                                     -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $(3,192,873)
                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2008

STATEMENT OF CHANGES IN NET ASSETS

                                                          NOVEMBER 1, 2007    YEAR ENDED
                                                         TO APRIL 30, 2008    OCTOBER 31,
                                                            (UNAUDITED)          2007
                                                         -----------------   ------------
OPERATIONS:
   Net Investment Income .............................      $   136,742      $    385,411
   Net Realized Gain on Investments ..................          961,213         5,259,361
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..................       (4,290,828)        1,769,000
                                                            -----------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ......................       (3,192,873)        7,413,772
                                                            -----------      ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .............................         (159,638)         (386,024)
   Net Realized Gain .................................       (5,259,578)       (1,356,873)
                                                            -----------      ------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..............       (5,419,216)       (1,742,897)
                                                            -----------      ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................        4,028,130         6,236,681
   Reinvestment of Distributions .....................        4,425,605         1,403,552
   Redeemed ..........................................       (7,609,610)      (20,354,491)
                                                            -----------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .....................          844,125       (12,714,258)
                                                            -----------      ------------
      TOTAL DECREASE IN NET ASSETS ...................       (7,767,964)       (7,043,383)
                                                            -----------      ------------
NET ASSETS:
   Beginning of Period ...............................       50,275,953        57,319,336
                                                            -----------      ------------
   End of Period (including distributions in
      excess of net investment
      income/undistributed net investment
      income of ($9,335) and $13,561, respectively) ..      $42,507,989      $ 50,275,953
                                                            ===========      ============
SHARE TRANSACTIONS:
   Issued ............................................          336,193           455,976
   Reinvestment of Distributions .....................          351,043           105,125
   Redeemed ..........................................         (632,549)       (1,478,962)
                                                            -----------      ------------
   NET INCREASE (DECREASE) IN SHARES
      OUTSTANDING FROM SHARE TRANSACTIONS ............           54,687          (917,861)
                                                            ===========      ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                               MAY 20,
                                  NOVEMBER 1, 2007   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED      2003* TO
                                     TO APRIL 30,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                  2008 (UNAUDITED)       2007          2006          2005          2004          2003
                                  ----------------   -----------   -----------   -----------   -----------   -----------
Net Asset Value,
   Beginning of Period ........        $ 14.77        $ 13.26        $ 12.79       $ 12.25       $ 11.54       $ 10.00
                                       -------        -------        -------       -------       -------       -------
Income from Operations
   Net Investment Income ......           0.04(1)        0.10(1)        0.10(1)       0.09**(1)     0.04          0.02
   Net Realized and
      Unrealized Gain (Loss) ..          (0.92)          1.83           0.97          1.34          0.72          1.54
                                       -------        -------        -------       -------       -------       -------
   Total from Operations ......          (0.88)          1.93           1.07          1.43          0.76          1.56
                                       -------        -------        -------       -------       -------       -------
Dividends and Distributions:
   Net Investment Income ......          (0.04)         (0.10)         (0.10)        (0.09)        (0.05)        (0.02)
   Net Realized Gain ..........          (1.56)         (0.32)         (0.50)        (0.80)           --            --
                                       -------        -------        -------       -------       -------       -------
Total Dividends and
   Distributions ..............          (1.60)         (0.42)         (0.60)        (0.89)        (0.05)        (0.02)
                                       -------        -------        -------       -------       -------       -------
Net Asset Value,
   End of Period ..............        $ 12.29        $ 14.77        $ 13.26       $ 12.79       $ 12.25       $ 11.54
                                       =======        =======        =======       =======       =======       =======
TOTAL RETURN+ .................          (6.18)%        14.91%          8.46%        12.01%         6.57%        15.57%
                                       =======        =======        =======       =======       =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period
   (Thousands) ................        $42,508        $50,276        $57,319       $50,351       $44,294       $37,886
Ratio of Expenses
   to Average Net Assets ......           0.94%++        0.94%          0.94%         0.94%         0.94%         0.94%++
Ratio of Expenses
   to Average Net Assets
   (excluding waivers) ........           1.34%++        1.26%          1.26%         1.26%         1.26%         1.60%++
Ratio of Net Investment
   Income to Average
   Net Assets .................           0.63%++        0.72%          0.77%         0.70%**       0.35%         0.51%++

Portfolio Turnover Rate .......              5%            53%            34%           39%           88%           31%

*    COMMENCEMENT OF OPERATIONS.

** NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.03 AND 0.25%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT CORP. IN NOVEMBER 2004.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++   ANNUALIZED

(1)  PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE SHARES OUTSTANDING.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the CB Core Equity Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies with market capitalizations of more than $1 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

Effective March 7, 2007, the CB Core Equity Fund is closed to investments by new and existing shareholders, other than additional investments by shareholders currently enrolled in automatic investment programs or through retirement accounts.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2008

     agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2008, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2008

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ("the Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.20% of the Fund's average daily net assets. The minimum fee is $100,000, and shall be increased by $15,000 for each additional class after the first class.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor received no fees under the agreement.

Citigroup Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by CB Investment Managers, LLC (the "Adviser").

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2008

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fee and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 0.94% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the period ended April 30, 2008, the Fund made purchases of $2,360,594 and sales of $6,575,735 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of all dividends paid during the years ended October 31, 2007 and 2006, was as follows:

                                            ORDINARY     LONG-TERM
                                             INCOME    CAPITAL GAIN      TOTAL
                                            --------   ------------   ----------
2007                                        $386,024    $1,356,873    $1,742,897
2006                                        $439,893    $1,928,661    $2,368,554

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2008

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income                                        $    18,040
Undistributed Long-Term Capital Gain                                   5,259,280
Unrealized Appreciation                                               12,666,683
Other Temporary Differences                                               (4,479)
                                                                     -----------
Total Distributable Earnings                                         $17,939,524
                                                                     ===========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2008, were as follows:

              AGGREGATE GROSS   AGGREGATE GROSS
FEDERAL TAX      UNREALIZED        UNREALIZED     NET UNREALIZED
   COST        APPRECIATION       DEPRECIATION     APPRECIATION
-----------   ---------------   ---------------   --------------
$34,169,853     $10,526,142       ($2,150,287)      $8,375,855

8. OTHER:

At April 30, 2008, 100% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2008

of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

10. SUBSEQUENT EVENT:

At a special meeting of shareholders of the CB Core Equity Fund (the "CB Fund") held on May 7, 2008, the shareholders approved an Agreement and Plan of Reorganization pursuant to which Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of the CB Fund in exchange for Institutional Shares of Federated Capital Appreciation Fund to be distributed pro rata by the CB Fund to its shareholders, in complete liquidation and termination of the CB Fund.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2008

comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                     BEGINNING ACCOUNT   ENDING ACCOUNT     ANNUALIZED      EXPENSES PAID
                       VALUE 11/01/07    VALUE 04/30/08   EXPENSE RATIOS   DURING PERIOD*
                     -----------------   --------------   --------------   --------------
ACTUAL FUND RETURN       $1,000.00           $ 938.20         0.94%            $4.53
HYPOTHETICAL 5%
   RETURN                 1,000.00            1,020.19        0.94              4.72

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 19-20, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser reviewed the Fund's investment strategy and the Adviser's investment philosophy with respect to the Fund. The representatives also discussed the proposed acquisition of the Fund's assets by Federated Capital Appreciation Fund. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received

THE ADVISORS' INNER CIRCLE FUND                         CB CORE EQUITY FUND

at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on the effect of the Fund's bias towards growth stocks and the recent underperformance of growth stocks compared to value stocks. Based on this information, the Board concluded that the Fund's performance during the past year was favorable and was overall satisfied with the investment results that the Adviser had been able to achieve for the Fund.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, the fee waivers that the Adviser had made over the period, and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations, appeared reasonable in light of the services rendered and, after waivers, was comparable to the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a May 9, 2008 tax year end, this notice is for informational purposes only. For shareholders with a May 9, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period ended May 9, 2008, the Fund is designating the following items with regard to distributions paid during the period:

                                               DIVIDENDS
                                             QUALIFYING FOR                      FOREIGN INVESTORS
                                                CORPORATE                  ----------------------------
 LONG-TERM       ORDINARY                       DIVIDENDS     QUALIFYING     INTEREST       SHORT-TERM
CAPITAL GAIN      INCOME         TOTAL         RECEIVABLE      DIVIDEND      RELATED       CAPITAL GAIN
DISTRIBUTION   DISTRIBUTION   DISTRIBUTION    DEDUCTION (1)   INCOME (2)   DIVIDENDS(3)   DIVIDENDS (4)
------------   ------------   ------------   --------------   ----------   ------------   -------------
96.03%             3.97%         100.00%         100.00%        100.00%        0.00%         100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors. Expiring for years beginning after January 1, 2008.

(4) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. Expiring for years beginning after January 1, 2008.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

SHAREHOLDER VOTING RESULTS (UNAUDITED)

At a special meeting held on May 7, 2008, the shareholders of the CB Core Equity Fund voted on the following proposal. The results of the voting were as follows:

     1. To approve the reorganization of the CB Core Equity Fund in accordance with an agreement and plan of reorganization and the transactions it contemplates, as described in the proxy statement/prospectus.

          % OF SHARES VOTED   % OF TOTAL
          -----------------   ----------
For            99.998%          100.00%
Against         0.000%            0.00%
Abstain         0.000%            0.00%
Total          99.998%          100.00%

                                     NOTES

                               CB CORE EQUITY FUND
                                 P.O. Box 182218
                               Columbus, OH 43218
                                 1-800-637-6884

                                    ADVISER:
                           CB Investment Managers, LLC
                              300 West Vine Street
                               Lexington, KY 40507

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

         This information must be preceded or accompanied by a current prospectus for the Fund described.


CBT-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.